ACQUISITIONS AND DROP DOWN TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Business Combination, Revenue and Net Income Disclosures

Revenues and net income for the previously separate entities and the combined amounts, as presented in these unaudited condensed consolidated financial statements follow.

Three months ended March 31, 2016
(In thousands)
SMLP revenues	$81,704
2016 Drop Down Assets revenues (1)	8,867
Combined revenues	$90,571

SMLP net loss	$(6,410)
2016 Drop Down Assets net income (1)	2,745
Combined net loss	$(3,665)

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(1) Results are fully reflected in SMLP's results of operations subsequent to closing the respective drop down.